Related Party Balances and Transactions	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Related Party Balances and Transactions
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. RELATED PARTY BALANCES AND TRANSACTIONS
The table below sets forth the major related parties and their relationships with the Group as of December 31, 2019 and 2020:

Name of related parties	Relationship with the Group
Everest	Controlled by the ultimate controlling party of a principal shareholder of the Group

CMAB Biopharma (Suzhou) Inc.	Controlled by the ultimate controlling party of a principal shareholder of the Group

Tasly Pharmaceutical Group Co., Ltd.	Controlled by the ultimate controlling party of a principal shareholder of the Group

Jiangsu Taslydiyi Pharmaceutical Co., Ltd.	Controlled by the ultimate controlling party of a principal shareholder of the Group

I-Mab Biopharma (Hangzhou) Co., Limited	Subsidiary of the Group before September 15, 2020; Affiliate of the Group after September 15, 2020
Details of related party balances as of December 31, 2019 and 2020 are as follows:
Ordinary Shares to be issued to Everest

	As of December 31,
	2019	2020
	RMB	RMB	US$ (Note 2.5)
Everest (Note 1 8 )	258,119	—	—

Other receivables

	As of December 31,
	2019	2020
	RMB	RMB	US$ (Note 2.5)
I-Mab Hangzhou	—	21,212	3,251

Accruals and other payables

	As of December 31,
	2019	2020
	RMB	RMB	US$ (Note 2.5)
Jiangsu Taslydiyi Pharmaceutical Co., Ltd.	—	2,395	367

Details of related party transactions for the years ended December 31, 2018, 2019 and 2020 are as follows:
Receipt of CRO services
—
recognized in research and development expenses

	For the year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$ (Note 2.5)
CMAB Biopharma (Suzhou) Inc.	2,786	—	681	104
Jiangsu Taslydiyi Pharmaceutical Co., Ltd.	—	—	2,395	367
Tasly Pharmaceutical Group Co., Ltd.	—	5,590	—	—

Receipt of research and development funding

	For the year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$ (Note 2.5)
Everest (Note 1 8 )	178,715	53,148	—	—

Collection of loan to an affiliate

	For the year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$ (Note 2.5)
I-Mab Hangzhou (4)	—	—	52,000	7,969

(4)
In July 2019 and July 2020,
I-Mab
Shanghai provided an interest free loan to
I-Mab
Hangzhou of RMB2,000 and RMB50,000 respectively to finance
I-Mab
Hangzhou’s operation. These loans were repaid in November 2020.

Expenses paid on behalf of an affiliate

	For the year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$ (Note 2.5)
I-Mab Hangzhou	—	—	21,212	3,251